Remuneration and other benefits paid to the Bank’s directors and senior managers - Schedule summarising remuneration related to welfare system (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	€ 76,356	€ 69,338
Ana Botín
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	54,731	49,257
Héctor Grisi
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	1,299	585
José Antonio Álvarez
Disclosure of transactions between related parties [line items]
Balances held under the welfare system	€ 20,326	€ 19,495